Changes in Nonvested Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE PER SHARE
Granted	$ 15.26	$ 14.45	$ 16.94
Unvested Options
SHARES
Nonvested stock options outstanding,at beginning of the year	4,735,065
Granted	2,380,933
Vested	(1,713,989)
Foreited or Cancelled	(53,662)
Nonvested stock options outstanding,at the end of the year	5,348,347
WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE PER SHARE
Nonvested stock options weighted average grant-date fair value,at beginning of the year	$ 15.89
Granted	$ 15.26
Vested	$ 16.30
Foreited or Cancelled	$ 15.43
Nonvested stock options weighted average grant-date fair value,at the end of the year	$ 15.48